Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives
		December 31,
		2018	2017
Original cost:
Technology	11	$314,511	$244,352
Customer relations	12	177,878	114,696
Trademarks and other	14	188,507	160,917
		680,896	519,965
Accumulated amortization:
Technology		206,567	191,866
Customer relations		93,519	89,982
Trademarks and other		141,513	132,429
		441,599	414,277
Amortized cost		$239,297	$105,688

B.	AMORTIZATION EXPENSES

Amortization expenses amounted to $26,474, $28,568 and $41,160 for the years ended December 31, 2018, 2017 and 2016, respectively.
During 2018, the Company wrote-off impairment of $5,520 related to the IMI acquisition. See Note 1C(4).

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2019		$34,615
2020		30,595
2021		27,412
2022		21,338
2023	and after	125,337
		239,297

D.    CHANGES IN GOODWILL

Changes in goodwill during 2018 were as follows:

2018
Balance, at January 1	$646,715
Additions (1)	385,074
Net translation differences (2)	(9,165)
Balance, at December 31	$1,022,624

(1)	See Note 1C.
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.